CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Convertible Preferred Shares	Number of Ordinary Shares	Number of Founder Share	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss) [1]	Accumulated Deficit	Total
Preferred Stock, Value, Beginning Balance at Dec. 31, 2019		$ 233,496
Preferred Stock, Shares, Beginning Balance at Dec. 31, 2019		26,440,239
Balance at Dec. 31, 2019					$ 33,542	$ 0	$ (164,163)	$ (130,621)
Balance, shares at Dec. 31, 2019			11,772,038	0
Exercise of options		$ 0			542	0	0	542
Exercise of options (in shares)		0	582,433	0
Share-based compensation		$ 0			64,725	0	0	64,725
Net loss		0			0	0	(152,203)	(152,203)
Balance at Dec. 31, 2020					98,809	0	(316,366)	(217,557)
Balance, shares at Dec. 31, 2020			12,354,471	0
Preferred Stock, Value, Ending Balance at Dec. 31, 2020		$ 233,496
Preferred Stock, Shares, Ending Balance at Dec. 31, 2020		26,440,239
Exercise of options		$ 0			5,249	0	0	5,249
Exercise of options (in shares)		0	1,090,670	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units		$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units					0	0	0	0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)		0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)			917	0
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering (IPO)		$ (233,496)
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering (IPO) (in shares)		(26,440,239)
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering (IPO)					233,496	0	0	233,496
Conversion of convertible preferred shares to ordinary shares in connection with Initial Public Offering (IPO) (in shares)			26,440,239	0
Issuance of Ordinary and Founders’ shares in connection with concurrent IPO and private placement, net of underwriting discounts and issuance costs	[2]	$ 0
Issuance of Ordinary and Founders’ shares in connection with concurrent IPO and private placement, net of underwriting discounts and issuance costs (in shares)	[2]	0
Issuance of Ordinary and Founders’ shares in connection with concurrent IPO and private placement, net of underwriting discounts and issuance costs	[2]				735,856	0	0	735,856
Issuance of Ordinary and Founders’ shares in connection with concurrent IPO and private placement, net of underwriting discounts and issuance costs (in shares)	[2]		5,037,742	1
Share-based compensation		$ 0			75,051	0	0	75,051
Other comprehensive income		0			0	594	0	594
Net loss		0			0	0	(129,294)	(129,294)
Balance at Dec. 31, 2021					1,148,461	594	(445,660)	703,395
Balance, shares at Dec. 31, 2021			44,924,039	1
Preferred Stock, Value, Ending Balance at Dec. 31, 2021		$ 0
Preferred Stock, Shares, Ending Balance at Dec. 31, 2021	[2]	0
Exercise of options		$ 0			6,133	0	0	$ 6,133
Exercise of options (in shares)		0	2,693,614	0				2,693,614
Issuance of ordinary shares upon the vesting and settlement of restricted stock units		$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units					0	0	0	$ 0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)		0
Issuance of ordinary shares upon the vesting and settlement of restricted stock units (in shares)			81,976	0
Issuance of ordinary shares under employee share purchase plan		$ 0
Issuance of ordinary shares under employee share purchase plan (in shares)		0
Issuance of ordinary shares under employee share purchase plan					3,681	0	0	3,681
Issuance of ordinary shares under employee share purchase plan (in shares)			38,239	0
Share-based compensation		$ 0			107,202	0	0	107,202
Other comprehensive income		0			0	(3,804)	0	(3,804)
Net loss					0	0	(136,867)	(136,867)
Balance at Dec. 31, 2022				$ 1	$ 1,265,477	$ (3,210)	$ (582,527)	$ 679,740
Balance, shares at Dec. 31, 2022			47,737,868
Preferred Stock, Value, Ending Balance at Dec. 31, 2022		$ 0
Preferred Stock, Shares, Ending Balance at Dec. 31, 2022		0

[1]	As of December 31, 2022 and 2021 accumulated other comprehensive income (loss) is comprised of unrealized gain (loss) on derivatives of $(3,804) and $594, respectively.
[2]	Net of underwriting discounts and issuance costs of $44,995.